PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited)
1
Voya Target
In-Retirement Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 48.4%
18,128  iShares Core S&P Mid-
Cap ETF
$ 1,045,260
2.0
80,072  iShares Core U.S.
Aggregate Bond ETF
7,795,009
14.9
100,448  Schwab U.S. TIPS
ETF
5,202,202
10.0
88,952  SPDR Portfolio High
Yield Bond ETF
2,075,250
4.0
58,750  Vanguard FTSE
Developed Markets
ETF
2,859,950
5.5
12,676  Vanguard FTSE
Emerging Markets ETF
519,970
1.0
17,749  Vanguard Long-Term
Treasury ETF
1,044,351
2.0
33,914  Vanguard Short-Term
Bond ETF
2,595,778
5.0
26,944  Vanguard Short-Term
Corporate Bond ETF
2,075,496
4.0
Total Exchange-Traded
Funds
(Cost $25,207,329)
25,213,266
48.4
MUTUAL FUNDS : 51.6%
Affiliated Investment Companies : 31.0%
216,088  Voya Global Bond
Fund - Class R6
1,562,318
3.0
1,510,692  Voya Intermediate
Bond Fund - Class R6
13,037,276
25.0
112,395  Voya Multi-Manager
International Factors
Fund - Class I
1,040,775
2.0
48,333  Voya VACS Series
EME Fund
520,064
1.0
16,160,433
31.0
Unaffiliated Investment Companies : 20.6%
191,919  TIAA-CREF S&P
500 Index Fund
- Institutional Class
10,697,560
20.6
Total Mutual Funds
(Cost $24,765,644)
26,857,993
51.6
Total Long-Term
Investments
(Cost $49,972,973)
52,071,259
100.0
Total Investments in
Securities
(Cost $49,972,973) $ 52,071,259 100.0
Assets in Excess of
Other Liabilities 19,554 0.0
Net Assets $ 52,090,813 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)
2
Voya Target
In-Retirement Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 25,213,266 $ — $ — $ 25,213,266
Mutual Funds 26,857,993 — — 26,857,993
Total Investments, at fair value $ 52,071,259 $ — $ — $ 52,071,259
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 1,516,675 $ 480,655 $ (440,952) $ 5,940 $ 1,562,318 $ 53,846 $ (15,576) $ —
Voya Intermediate Bond Fund -
Class R6
12,620,315 12,239,690 (12,002,224) 179,495 13,037,276 445,497 (329,391) —
Voya Multi-Manager International
Factors Fund - Class I
990,811 1,172,985 (1,155,420) 32,399 1,040,775 40,853 37,131 —
Voya VACS Series EME Fund
— 796,827 (307,500) 30,737 520,064 6,768 (1,284) 2,157
$ 15,127,801 $ 14,690,157 $ (13,906,096) $ 248,571 $ 16,160,433 $ 546,964 $ (309,120) $ 2,157
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,634,266
Gross Unrealized Depreciation (535,980)
Net Unrealized Appreciation $ 2,098,286